SCHEDULE OF INVESTMENTS

Eagle Capital Growth Fund, Inc.

Portfolio of Investments (as of September 30, 2020) (unaudited)

Common Stocks (82.8% of Total Investments)
Industry			LEVEL ONE
	Shares	Cost	Market Value	% Total Inv.
Bank
Wells Fargo & Co.	10,000	403,661	$235,100
			$287,000	0.6%
Brokerage
Charles Schwab Corp	40,000	1,482,472	1,449,200
			$1,449,200	4.0%
Credit Card
Mastercard Inc	1,000	219,636	338,170
Visa Inc.	1,500	225,957	299,955
			$638,125	1.7%
Consumer
Colgate-Palmolive Co.	21,000	626,458	1,620,150
Kimberly-Clark Corp.	3,500	352,236	516,810
Procter & Gamble Company	2,000	145,879	277,980
			$2,414,940	6.6%
Data Processing
Automatic Data Processing, Inc.	6,000	169,333	836,940
Paychex, Inc.	20,000	628,288	1,037,010
			$1,873,950	5.1%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	595,520
Stryker Corp.	6,400	27,100	1,333,568
			$1,929,088	5.3%
Food
Kraft Heinz Company	29,000	772,000	868,550
PepsiCo, Inc.	10,000	168,296	1,386,000
			$2,254,550	6.2%
Industrial
Illinois Tool Works Inc.	7,000	295,051	1,352,470
Waters Corp.*	6,000	302,341	1,174,080
			$2,526,550	6.9%
Insurance
Berkshire Hathaway Inc. B*	32,000	5,477,937	6,814,080
Markel Corp.*	1,300	831,360	1,265,810
WWhite Mountains Insurance Group, Ltd.	800	703,688	623,200
			$8,703,090	23.8%

Mutual Fund Managers
Diamond Hill Investment Group	13,711	2,097,120	1,731,974
Franklin Resources, Inc.	77,500	2,311,283	1,577,125
T. Rowe Price Group Inc.	7,000	487,146	897,540
			$4,206,639	11.5%
Restaurant
Starbucks Corp.	18,000	940,052	1,546,560
			$1,546,560	4.2%
Retail
AutoZone Inc.*	600	319,026	706,584
eBay Inc.	3,000	68,886	156,300
O'Reilly Automotive Inc.*	1,500	305,534	691,620
			$1,554,504	4.3%
Software
Alphabet, Inc. A*	500	583,844	732,800
			$732,800	2.0%

Total common stock investments			$30,065,096

Money Market Funds (17.2% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.01%			$6,441,672	17.2%
Total investments			$30,065,096
All other assets			28,205
Accrued investment advisory fees			(25,534)
All other liabilities			(5,297)

Total net assets			$36,504,242
*Non-dividend paying security

Footnote:

 The following information is based upon federal income tax cost of portfolio investments, excluding money market investments, as of September 30, 2020:

Gross unrealized appreciation	$11,831,156
Gross unrealized depreciation	1,444,474
Net unrealized appreciation	$10,386,683

Federal income tax basis	$19,678,413